Debt issued designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Issued debt instruments
Equity-linked	$ 39,629	$ 44,252	$ 47,059
Rates-linked	16,916	14,933	16,369
Credit-linked	2,147	1,951	1,723
Fixed-rate	5,411	3,727	2,868
Commodity-linked	4,640	3,995	2,911
Other	3,523	2,612	2,868
of which: debt that contributes to total loss-absorbing capacity	1,864	1,990	2,136
Total debt issued designated at fair value	72,264	71,470	73,799
of which: issued by UBS AG with original maturity greater than one year	$ 56,308	$ 55,739	$ 57,967
Unsecured portion of debt instruments issued by UBS AG with original maturity greater than one year	100.00%	100.00%	100.00%